Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	NEW MOMENTUM CORPORATION
Entity Central Index Key	0001132509
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0435998
Entity Address Address Line 1	150 Cecil Street
Entity Address Address Line 2	#08-01
Entity Address Postal Zip Code	069543
City Area Code	65
Local Phone Number	3105-4128